LIBERTY UTILITY FUND, INC.
Class A Shares
Class B Shares
Class C Shares

SUPPLEMENT TO COMBINED PROSPECTUS DATED MAY 31, 1995
Effective March 31, 1996, the name of "Liberty Utility Fund, Inc." has been changed to "Federated Utility Fund, Inc." Accordingly, all references to Liberty Utility Fund, Inc. in the Combined Prospectus should reflect this change.
Effective March 30, 1996, Liberty Utility Fund, Inc. has added a separate class of shares known as Class F Shares. A Prospectus for Class F Shares of the Fund is available by contacting your financial institution.
A. Please replace the last sentence of the first paragraph of the section entitled "Synopsis" on page 7 and replace it with the following:
 "With respect to the Fund, the Board of Directors has established four classes of shares, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares (individually and collectively as the context requires, "Shares"). This prospectus relates only to the Class A Shares, Class B Shares and Class C Shares of the Fund."
B. Please delete the last three paragraphs of the section entitled "Performance Information" on page 35 and replace them with the following:
 "Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares. Because Class B Shares and Class C Shares are subject to Rule 12b-1 fees, the yield for Class A Shares and Class F Shares, for the same period, may exceed that of Class B Shares and Class C Shares. Because Class A Shares are subject to a higher maximum sales charge, the total return for Class B Shares, Class C Shares and Class F Shares, for the same period, will exceed that of Class A Shares.
 From time to time, advertisements for the Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares and Class F Shares to certain indices."


C. Please add the following as a main section after the section entitled "Performance Information" on page 35:
 OTHER CLASSES OF SHARES
 "The Fund also offers another class of shares called Class F Shares. Class F Shares are sold subject to a front-end sales charge, a contingent deferred sales charge, a Shareholder Services Agreement, and a minimum initial investment of $1500, unless the investment is in a retirement account in which the minimum investment is $50.
 Class A Shares, Class B Shares, Class C Shares and Class F Shares are subject to certain of the same expenses. Expense differences, however between Class A Shares, Class B Shares, Class C Shares and Class F Shares may affect the performance of each class.
 To obtain more information and a prospectus for Class F Shares, investors may call 1-800-235-4669 or contact their financial institution."

                                                               March 30, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 531545101
   CUSIP 531545309
   CUSIP 531545200
   G01529-02 (3/96)

LIBERTY UTILITY FUND, INC.
Class A Shares
Class B Shares
Class C Shares

SUPPLEMENT TO COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 1995 Effective March 31, 1996, the name of "Liberty Utility Fund, Inc." has been changed to "Federated Utility Fund, Inc." Accordingly, all references to Liberty Utility Fund, Inc. in the Combined Statement of Additional Information should reflect this change.
Effective March 30, 1996, Liberty Utility Fund, Inc. has added a separate class of shares known as Class F Shares. A combined Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund is available by contacting your financial institution.

                                                               March 30, 1996
   FEDERATED SECURITIES CORP.


   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 531545101
   CUSIP 531545309
   CUSIP 531545200